Issued Capital (Tables)	12 Months Ended
Apr. 30, 2024
Disclosure of classes of share capital [abstract]
Schedule of Warrants and Share Options

The following outlines the movements of the Company's warrants and share options:

	Warrants	Share Options	Total
	($)	($)	($)
Balance, as at April 30, 2022	4,430	1,058	5,488
Common shares issued upon exercise of warrants	(48)	—	(48)
Common shares issued upon exercise of options	—	(48)	(48)
Share-based compensation	—	927	927
Balance, as at April 30, 2023	4,382	1,937	6,319
Common shares issued upon exercise of warrants	(741)	—	(741)
Share-based compensation	—	738	738
Balance, as at April 30, 2024	3,641	2,675	6,316

Schedule of Share Options

The following outlines movements of the Company's share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at April 30, 2023	1,196,000	3.50
Granted	501,300	3.03
Balance at April 30, 2024	1,697,300	3.36

Schedule of Black Scholes Options Pricing Model

The weighted average fair value of the share options granted was $1.69 per share and it was estimated at the date of grants using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	4.28%
Expected life (years)	3.90
Expected volatility	71.46%
Expected dividend yield	0.00%
Estimated forfeiture rate	4.55%

Schedule of Share Options Outstanding and Exercisable

A summary of share options outstanding and exercisable at April 30, 2024, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
5.46	40,000	5.46	2.38	40,000	5.46	2.38
4.93	5,000	4.93	2.71	5,000	4.93	2.71
4.20	1,000	4.20	3.36	1,000	4.20	3.36
4.10	50,000	4.10	2.08	50,000	4.10	2.08
3.76	50,000	3.76	2.53	25,000	3.76	2.53
3.49	612,500	3.49	2.08	612,500	3.49	2.08
3.31	100,000	3.31	1.04	100,000	3.31	1.04
3.31	332,500	3.31	3.04	332,500	3.31	3.04
3.30	32,500	3.30	4.33	16,250	3.30	4.33
3.26	25,000	3.26	3.14	25,000	3.26	3.14
3.15	5,000	3.15	3.48	5,000	3.15	3.48
2.92	418,800	2.92	4.31	209,400	2.92	4.31
2.88	25,000	2.88	3.19	25,000	2.88	3.19
	1,697,300	$3.36	2.86	1,446,650	$3.42	2.64

Outstanding Warrants and Share Options Not Included in Calculation of Diluted Loss per Share

For the year ended April 30, 2023, the Company's outstanding warrants and share options were not included in the calculation of diluted loss per share as they were anti-dilutive.

	For the year ended April 30,
	2024	2023
	($)	($)
Net income (loss)	9,780	(5,843)

Basic weighted average number of common shares	108,639,674	97,948,882
Basic earnings (loss) per share	0.09	(0.06)

Effect of dilutive securities
Warrants	6,628,962	—
Share options	62,510	—
Diluted weighted average number of common shares	115,331,146	97,948,882
Diluted earnings (loss) per share	0.08	(0.06)